Segmental reporting	12 Months Ended
Oct. 31, 2021
Segmental reporting [Abstract]
Segmental reporting
1 Segmental reporting
In accordance with IFRS 8 “Operating Segments”, the Group has derived the information for its segmental reporting using the information used by the Chief Operating Decision Maker for the purposes of resource allocation and assessment of segment performance. The Chief Operating Decision Maker (“CODM”) is defined as the Operating Committee.

For the year ended October 31, 2019, the CODM consisted of the Chief Executive Officer, Chief Financial Officer, Chief Operating Officer, Vice President Strategy and Planning and the Chief HR Officer. With the disposal of the SUSE business completed, the Group is organized into a single reporting segment.

For the year ended October 31, 2020, the Operating Committee consisted of the Chief Executive Officer, the Chief Financial Officer, Chief Operating Officer, Chief HR Officer and Vice President Business Operations and the Chief Legal Officer. The Group is organized into a single reporting segment.

For the year ended October 31, 2021, the Operating Committee consisted of the Chief Executive Officer, the Chief Financial Officer, Chief Operating Officer, Chief HR Officer and Senior Vice President Business Operations and the Chief Legal Officer (To August 7, 2021). The Group is organized into a single reporting segment.

The Group’s segment under IFRS 8 is the Micro Focus Product Portfolio. The Micro Focus Product Portfolio segment contains mature infrastructure software products that are managed on a portfolio basis akin to a “fund of funds” investment portfolio. This portfolio is managed with a single product group that makes and maintains the software, whilst the software is sold and supported through one single Go-to-Market organisation with specialist skills targeted by sub-portfolio.
The products within the existing Micro Focus Product Portfolio are grouped together into five sub-portfolios based on industrial logic and management of the Micro Focus sub-portfolios: Application Modernisation & Connectivity (“AMC”), Application Delivery Management (“ADM”), IT Operations Management (“ITOM”), CyberRes and Information Management & Governance (“IM&G”).

The segmental reporting is consistent with that used in internal management reporting and the profit measure used by the Operating Committee is Adjusted EBITDA.

		Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	Note	$m	$m	$m
Reconciliation to Adjusted EBITDA:
Loss before tax		(517.8)	(2,940.4)	(34.1)
Finance costs	6	253.9	281.6	282.4
Finance income	6	(1.7)	(2.6)	(26.6)
Depreciation of property, plant and equipment	12	33.7	42.0	66.5
Right-of-use asset depreciation	19	73.3	76.9	-
Amortization of intangible assets	11	956.4	674.1	716.5
Exceptional items (reported in Operating loss)	4	247.1	3,011.6	294.2
Share-based compensation charge	28	14.3	17.0	68.8
Product development intangible costs capitalized	11	(19.1)	(16.2)	(16.5)
Foreign exchange credit	3	0.1	29.7	11.3
Adjusted EBITDA		1,040.2	1,173.7	1,362.5

For the reportable segment, the total assets were $10,346.6 million (2020: $11,146.8 million; 2019: $14,294.8 million) and the total liabilities were $7,525.6 million (2020: $7,931.7 million; 2019: $8,018.5 million) as at October 31, 2021.